RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of Amount Due From/To Related Parties

Amount due from related parties:

		As of December 31,
Name of related parties	Relationship	2022	2023
Xu Qing	Shareholder of the Company	$166	$191
Unicom AirNet	Equity method investment	435	—
		$601	$191
(1)	The amounts represent interest free advances to the related parties in a short-term basis for operation purpose.

Amount due to related parties:

		As of December 31,
Name of related parties	Relationship	2022	2023
Man Guo	Shareholder	—	918
Dan Shao	Shareholder	—	10,190
		$—	$11,108
(b)	Details of transactions with the Group’s related parties for the years ended December 31, 2022 and 2023 were as follows:

		For the year ended December 31,
Name of related parties	Transactions	2022	2023
Man Guo	Loans provided to related parties	$—	$918
Dan Shao	Loans provided to related parties	—	10,190